UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the quarterly distribution period from March 26, 2008 to June 25, 2008

Commission File Number of issuing entity: 333-119762 PG&E ENERGY RECOVERY FUNDING LLC (Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 1-2348

PACIFIC GAS AND ELECTRIC COMPANY
(Exact name of depositor and sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

245 Market Street, Room 424
            San Francisco, CA 94105
(Address of principal executive offices of issuing entity)
20-1707696 (I.R.S. Employer Identification No.) 94105 (Zip Code)

(415) 973-6252 (Telephone number, including area code) N/A (Former name, former address, if changed since last report)

Registered/reported pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Energy Recovery Bonds, Series 2005-1, Class A-2	[___]	[___]	[ X]	_______________
Energy Recovery Bonds, Series 2005-1, Class A-3	[___]	[___]	[ X]	_______________
Energy Recovery Bonds, Series 2005-1, Class A-4	[___]	[___]	[ X]	_______________
Energy Recovery Bonds, Series 2005-1, Class A-5	[___]	[___]	[ X]	_______________
Energy Recovery Bonds, Series 2005-2, Class A-1	[___]	[___]	[ X]	_______________
Energy Recovery Bonds, Series 2005-2, Class A-2	[___]	[___]	[ X]	_______________
Energy Recovery Bonds, Series 2005-2, Class A-3	[___]	[___]	[ X]	_______________
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes X                  No ___

PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information.

            The response to Item 1 is set forth in part herein and in part in Exhibit 99.1 and 99.2.

            The record date for distributions described in Exhibit 99.1 and 99.2 is June 24, 2008.

            Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Series 2005-1 Energy Recovery Bonds (the "Series 2005-1 Bonds"), dated February 3, 2005, and related Prospectus, dated February 3, 2005, of PG&E Energy Recovery Funding LLC (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(2) of the Securities Act of 1933 on February 7, 2005.

            Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.2 is included in the Prospectus Supplement relating to the Series 2005-2 Energy Recovery Bonds (the "Series 2005-2 Bonds"), dated November 3, 2005, and related Prospectus, dated October 28, 2005, of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(2) of the Securities Act of 1933 on November 7, 2005.

            As indicated in Exhibit 99.1 and 99.2, all required interest and scheduled principal payments on the Series 2005-1 Bonds and the Series 2005-2 Bonds will be made with respect to the June 25, 2008 distribution date.

PART II - OTHER INFORMATION

ITEM 2 - Legal Proceedings.

None.

ITEM 9 - Exhibits

(a)           Documents filed as part of this report:

99.1           Quarterly Servicer's Certificate, which relates solely to the Series 2005-1 Bonds, dated
            June 20, 2008

99.2           Quarterly Servicer's Certificate, which relates solely to the Series 2005-2 Bonds, dated
            June 20, 2008.

(b)           Exhibits required by this Form and Item 601 of Regulation S-K

3.1           Certificate of Formation of the Issuing Entity filed with the Delaware Secretary of Stateon October 5, 2004 (incorporated by reference to the exhibit with the same numericaldesignation included as an exhibit to the Issuing Entity's Amendment No. 1 to Registration Statement No. 333-119762 filed with the Securities and Exchange Commission on December 20, 2004)

3.2           Limited Liability Company Agreement of the Issuing Entity executed as of October 5,2004 (incorporated by reference to the exhibit with the same numerical designationincluded as an exhibit to the Issuing Entity's Amendment No. 1 to Registration Statement No. 333-119762 filed with the Securities and Exchange Commission on December 20, 2004)

4.1           Indenture dated as of February 10, 2005 between the Issuing Entity and Deutsche BankNational Trust Company providing for the issuance of Series 2005-1 Bonds (incorporatedby reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Report on Form 8-K filed with the Securities and Exchange Commission on February 10, 2005)

4.2           Indenture dated as of November 9, 2005 between the Issuing Entity and Deutsche BankNational Trust Company providing for the issuance of Series 2005-2 Bonds (incorporatedby reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Report on Form 8-K filed with the Securities and Exchange Commission on November 10, 2005)

4.3           Form of Series 2005-1 Energy Recovery Bond (incorporated by reference to Exhibit 4.1to the Issuing Entity'sReport on Form 8-K filed with the Securities and ExchangeCommission on February 10,2005)

4.4           Form of Series 2005-2 Energy Recovery Bond (incorporated by reference  to Exhibit 4.2to the Issuing Entity'sReport on Form 8-K filed with the Securities and ExchangeCommission on November 10, 2005)

10.1           Recovery Property Purchase and Sale Agreement dated as of February 10, 2005 betweenthe Issuing Entity and Pacific Gas and Electric Company (incorporated by reference tothe exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Report on Form 8-K filed with the Securities and Exchange Commission on February 10, 2005)

10.2           Recovery Property Purchase and Sale Agreement dated as of November 9, 2005 betweenthe Issuing Entity and Pacific Gas and Electric Company (incorporated by reference tothe exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Report on Form 8-K filed with the Securities and Exchange Commission on November 10, 2005)

10.3           Recovery Property Servicing Agreement dated as of February 10, 2005 between theIssuing Entity and Pacific Gas and Electric Company (incorporated by reference toExhibit 10.1 to the Issuing Entity's Report on Form 8-K filed with the Securities and Exchange Commission on February 10, 2005)

10.4           First Amendment to Recovery Property Servicing Agreement dated as ofNovember 9, 2005 between the Issuing Entity and Pacific Gas and Electric Company(incorporated by reference to Exhibit 10.3 to the Issuing Entity's Report on Form 8-K filed with the Securities and Exchange Commission on November 10, 2005)

99.1           Quarterly Servicer's Certificate, which relates solely to the Series 2005-1 Bonds, dated
            June 20, 2008

99.2           Quarterly Servicer's Certificate, which relates solely to the Series 2005-2 Bonds, dated
            June 20, 2008

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: June 25, 2008

PG&E ENERGY RECOVERY FUNDING LLC
(Issuing Entity)

By:  Pacific Gas and Electric Company, as Servicer

By: /S/ Nicholas M. Bijur
Name:   Nicholas M. Bijur
Title:  Assistant Treasurer